Stock Incentive and Employee Benefit Plan - Schedule of Stock Options Valuation Assumption Used (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	91.00%	109.00%
Risk-free interest rate	3.57%	4.22%
Term of options (in years)	2 years 1 month 9 days	2 years 10 months 9 days
Black-Scholes Option Pricing Method [Member] | Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%
Expected volatility	112.87%
Risk-free interest rate	4.31%
Term of options (in years)	5 months 26 days
Black-Scholes Option Pricing Method [Member] | Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	98.45%
Risk-free interest rate	4.01%
Term of options (in years)	6 years 3 months